Inventory (Tables)	9 Months Ended
Sep. 30, 2020
Inventory Disclosure [Abstract]
Schedule of Inventory	Inventory consisted of the following:

	December 31, 2019	September 30, 2020
Terminal systems and components	$5.9	$0.7
Point-of-sale systems and components	2.6	0.5

Total inventory	$8.5	$1.2